UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
David L. Musto
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2016

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Short Duration Bond Fund
(Institutional Class, Initial Class and Class L)
Semi-Annual Report
June 30, 2016
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Ratings as of June 30, 2016
Rating	Percentage of Fund Investments
Aaa	12.38%
Aa1	1.09
Aa2	3.87
Aa3	4.65
A1	1.67
A2	6.99
A3	13.04
Baa1	12.92
Baa2	17.31
Baa3	9.48
Ba1	3.54
Ba2	2.68
Ba3	1.06
B1	4.18
CCC, CC, C	0.20
Not Rated	0.01
Short Term Investments	4.93
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/16)	(06/30/16)	(01/01/16 – 06/30/16)
Institutional Class
Actual	$1,000.00	$1,021.60	$1.26
Hypothetical (5% return before expenses)	$1,000.00	$1,023.60	$1.26
Initial Class
Actual	$1,000.00	$1,019.80	$3.01
Hypothetical (5% return before expenses)	$1,000.00	$1,021.90	$3.02
Class L
Actual	$1,000.00	$1,020.00	$3.01
Hypothetical (5% return before expenses)	$1,000.00	$1,021.90	$3.02
* Expenses are equal to the Fund's annualized expense ratio of 0.25% for the Institutional Class, 0.60% for the Initial Class and 0.60% for the Class L shares, multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 6.28%
$ 961,883	Aegis Asset Backed Securities Trust Mortgage Pass Through Certificates(a) Series 2004-3 Class A1 1.17%, 09/25/2034	$ 949,601
510,449	Asset Backed Funding Certificates Trust(a) Series 2004-OPT4 Class A1 1.07%, 04/25/2034	503,048
8,022	Centex Home Equity Loan Trust(a) 2004-A Class AF6 4.27%, 01/25/2034	8,025
1,000,000	Citibank Credit Card Issuance Trust Series 2014-A1 Class A1 2.88%, 01/23/2023	1,064,266
	Enterprise Fleet Financing LLC(b)
	Series 2013-2 Class A2
23,129	1.06%, 03/20/2019	23,126
	Series 2014-2 Class A2
1,533,135	1.05%, 03/20/2020	1,530,733
1,000,000	Ford Credit Auto Owner Trust(b) Series 2014-1 Class A 2.26%, 11/15/2025	1,020,112
377,472	GMACM Home Equity Loan Trust(a) Series 2007-HE2 Class A3 6.19%, 12/25/2037	371,090
1,100,000	Hertz Vehicle Financing LLC(b) Series 2013-1A Class A2 1.83%, 08/25/2019	1,099,471
750,000	Oscar US Funding Trust(b) Series 2014-1A Class A3 1.72%, 04/15/2019	741,413
	Oscar US Funding Trust II(b)
	Series 2015-1A Class A3
1,000,000	1.86%, 10/15/2019	993,985
	Series 2015-1A Class A4
700,000	2.44%, 06/15/2022	694,210
102,189	Structured Receivables Finance 3 LLC(b) Series 2006-A Class A 5.55%, 01/15/2030	109,589
1,000,000	UBS-Barclays Commercial Mortgage Trust Series 2012-C3 Class A2 1.85%, 08/10/2049	1,006,620
Principal Amount		Fair Value
Non-Agency — (continued)
$1,000,000	Upland Ltd(a)(b) Series 2016-1A Class A 3.02%, 04/20/2028	$ 1,026,090
		11,141,379
U.S. Government Agency — 0.02%
26,183	Federal National Mortgage Association(c) Series 2003-T4 Class 2A6 4.76%, 07/26/2033	28,337
TOTAL ASSET-BACKED SECURITIES — 6.30% (Cost $11,035,152)		$ 11,169,716
CORPORATE BONDS AND NOTES
Basic Materials — 5.10%
2,000,000	Airgas Inc 1.65%, 02/15/2018	2,007,272
2,000,000	Chevron Phillips Chemical Co LLC / Chevron Phillips Chemical Co LP(b) 1.70%, 05/01/2018	1,995,404
	Freeport-McMoRan Copper & Gold Inc
1,000,000	2.15%, 03/01/2017	992,500
1,000,000	2.30%, 11/14/2017	982,500
2,000,000	Georgia-Pacific LLC(b) 2.54%, 11/15/2019	2,048,202
1,000,000	Reliance Steel & Aluminum Co 6.20%, 11/15/2016	1,015,076
		9,040,954
Communications — 3.44%
2,000,000	AT&T Inc 1.75%, 01/15/2018	2,010,886
2,000,000	Time Warner Cable Inc 5.85%, 05/01/2017	2,070,350
	Viacom Inc
1,000,000	2.50%, 12/15/2016	1,004,332
1,000,000	3.50%, 04/01/2017	1,014,216
		6,099,784
Consumer, Cyclical — 8.79%
992,367	Allison Transmission Inc(a) 2.95%, 08/23/2019	991,013
2,000,000	BMW US Capital LLC(b) 1.50%, 04/11/2019	2,014,326
1,000,000	Daimler Finance North America LLC(b) 1.38%, 08/01/2017	1,002,108
	Ford Motor Credit Co LLC
1,000,000	1.72%, 12/06/2017	1,002,127
1,500,000	2.02%, 05/03/2019(d)	1,512,764
	General Motors Financial Co Inc
1,000,000	2.40%, 05/09/2019	1,002,786
1,000,000	3.20%, 07/06/2021	1,001,591
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 168,816	JetBlue Airways 2004-2 G-1 Pass Through Trust(a) 1.00%, 08/15/2016	$ 168,394
2,750,000	Marriott International Inc 3.00%, 03/01/2019	2,837,972
1,000,000	Under Armour Inc 3.25%, 06/15/2026	1,009,685
1,000,000	Volkswagen Group of America Finance LLC(b) 1.60%, 11/20/2017	1,000,422
2,000,000	Whirlpool Corp 2.40%, 03/01/2019	2,046,326
		15,589,514
Consumer, Non-Cyclical — 14.67%
2,000,000	Aetna Inc 1.90%, 06/07/2019	2,025,980
3,000,000	Anheuser-Busch InBev Finance Inc 1.90%, 02/01/2019	3,050,940
2,000,000	Becton Dickinson & Co 2.68%, 12/15/2019	2,057,064
515,000	Constellation Brands Inc 7.25%, 09/01/2016	518,219
2,000,000	Dr Pepper Snapple Group Inc 2.60%, 01/15/2019	2,049,608
2,000,000	Express Scripts Holding Co 2.25%, 06/15/2019	2,032,514
1,000,000	Global Payments Inc(a) 4.12%, 03/24/2023	1,006,250
2,000,000	HJ Heinz Co(b) 2.00%, 07/02/2018	2,025,136
2,000,000	Laboratory Corp of America Holdings 2.50%, 11/01/2018	2,031,652
2,000,000	Mylan NV(b) 2.50%, 06/07/2019	2,026,556
995,000	Pinnacle Foods Finance LLC(a) 3.75%, 01/13/2023	998,021
2,100,000	Quest Diagnostics Inc 2.70%, 04/01/2019	2,153,768
1,000,000	Reynolds Group Holdings(a) 4.17%, 12/01/2018	999,318
2,000,000	Sysco Corp 1.90%, 04/01/2019	2,024,052
1,000,000	Zimmer Biomet Holdings Inc 2.00%, 04/01/2018	1,008,356
		26,007,434
Energy — 11.40%
	Boardwalk Pipelines LP
1,000,000	5.88%, 11/15/2016	1,013,844
1,000,000	5.50%, 02/01/2017(d)	1,015,158
	Cameron International Corp
57,000	1.15%, 12/15/2016	57,099
1,500,000	1.40%, 06/15/2017	1,500,708
1,000,000	Canadian Natural Resources Ltd 1.75%, 01/15/2018	991,247
1,000,000	Cenovus Energy Inc 5.70%, 10/15/2019	1,057,711
Principal Amount		Fair Value
Energy — (continued)
$2,000,000	Columbia Pipeline Group Inc 2.45%, 06/01/2018	$ 2,006,448
2,500,000	Enterprise Products Operating LLC(a) 8.38%, 08/01/2066	2,202,625
2,000,000	FMC Technologies Inc 2.00%, 10/01/2017	1,986,228
401,157	Kern River Funding Corp(b) 4.89%, 04/30/2018	425,103
1,000,000	Magellan Midstream Partners LP 5.65%, 10/15/2016	1,011,772
1,000,000	Marathon Petroleum Corp 2.70%, 12/14/2018	1,022,454
1,000,000	National Oilwell Varco Inc(d) 1.35%, 12/01/2017	992,750
	TransCanada PipeLines Ltd
1,000,000	1.63%, 11/09/2017	1,002,398
1,000,000	1.88%, 01/12/2018	1,004,796
3,000,000	Western Refining Inc 5.17%, 05/27/2023	2,913,750
		20,204,091
Financial — 25.93%
2,000,000	Air Lease Corp 2.13%, 01/15/2018	1,990,000
	American Express Credit Corp
1,000,000	1.88%, 11/05/2018	1,010,639
1,000,000	2.13%, 03/18/2019	1,020,858
	Bank of America Corp
1,000,000	6.50%, 08/01/2016	1,003,840
1,000,000	1.70%, 08/25/2017	1,003,743
1,000,000	5.75%, 12/01/2017	1,058,442
1,000,000	1.75%, 06/05/2018	1,006,669
2,000,000	Bank of Montreal 1.40%, 04/10/2018	2,008,838
2,000,000	Bank of Nova Scotia 1.70%, 06/11/2018	2,018,420
1,000,000	Capital One NA 2.35%, 08/17/2018	1,013,974
	Citigroup Inc
2,000,000	1.70%, 04/27/2018	2,003,206
1,000,000	2.15%, 07/30/2018	1,012,189
2,000,000	2.05%, 06/07/2019	2,013,766
1,000,000	Fifth Third Bank 2.15%, 08/20/2018	1,015,620
1,000,000	Global Payments Inc 4.12%, 03/24/2023	1,006,250
	Goldman Sachs Group Inc
1,000,000	5.95%, 01/18/2018	1,065,288
1,635,000	2.90%, 07/19/2018	1,677,788
1,000,000	1.66%, 10/23/2019(a)	993,257
	JPMorgan Chase & Co
1,000,000	2.00%, 08/15/2017	1,009,317
2,000,000	1.70%, 03/01/2018	2,011,074
1,000,000	2.35%, 01/28/2019	1,024,656
250,000	Lehman Brothers Holdings Inc Escrow Account(e)(f) 0.00%, 10/15/2020	16,875
	Morgan Stanley
1,000,000	6.63%, 04/01/2018	1,083,773
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$2,000,000	2.50%, 01/24/2019	$ 2,040,418
1,000,000	New York Life Global Funding(b) 1.55%, 11/02/2018	1,009,283
2,000,000	PNC Financial Services Group Inc 1.85%, 07/20/2018	2,022,106
1,000,000	Pricoa Global Funding I(b) 1.90%, 09/21/2018	1,015,064
	Royal Bank of Canada
1,000,000	1.40%, 10/13/2017	1,003,022
1,000,000	2.20%, 07/27/2018	1,019,640
570,000	2.15%, 03/15/2019	582,336
2,000,000	Toronto-Dominion Bank 2.63%, 09/10/2018	2,057,504
2,000,000	Wachovia Corp 5.75%, 02/01/2018	2,140,462
2,000,000	Wells Fargo Bank NA 1.75%, 05/24/2019	2,027,056
2,000,000	WEX Inc 4.14%, 06/24/2023	1,990,000
		45,975,373
Industrial — 9.11%
1,000,000	CRH America Inc 6.00%, 09/30/2016	1,008,957
487,765	Federal Express Corp 1998 Pass Through Trust 6.85%, 01/15/2019	520,689
1,000,000	Flowserve Corp 4.00%, 11/15/2023	1,028,262
1,130,000	GATX Corp 3.50%, 07/15/2016	1,130,657
2,000,000	JB Hunt Transport Services Inc 2.40%, 03/15/2019	2,020,898
2,070,000	Martin Marietta Materials Inc(a) 1.73%, 06/30/2017	2,063,473
1,000,000	Penske Truck Leasing Co LP / PTL Finance Corp(b) 3.75%, 05/11/2017	1,018,906
2,000,000	Pentair Finance SA 2.90%, 09/15/2018	2,020,260
2,000,000	Quickrete Holdings Inc(a) 3.65%, 09/30/2020	1,993,928
1,110,000	Siemens Financieringsmaatschappij NV(b) 1.45%, 05/25/2018	1,118,531
192,086	Union Pacific Railroad Co 1999 Pass Through Trust 7.60%, 01/02/2020	216,512
2,000,000	United Technologies Corp(c) 1.78%, 05/04/2018	2,017,968
		16,159,041
Technology — 1.72%
1,000,000	Diamond 1 Finance Corp / Diamond 2 Finance Corp(b) 3.48%, 06/01/2019	1,024,410
Principal Amount		Fair Value
Technology — (continued)
	Fidelity National Information Services Inc
$1,000,000	1.45%, 06/05/2017	$ 998,819
1,000,000	2.85%, 10/15/2018	1,026,287
		3,049,516
Utilities — 4.64%
500,000	Commonwealth Edison Co 2.15%, 01/15/2019	509,979
2,000,000	Dayton Power & Light Co 1.88%, 09/15/2016	2,002,602
500,000	Kentucky Power Co(b) 6.00%, 09/15/2017	525,986
2,000,000	ONE Gas Inc 2.07%, 02/01/2019	2,030,700
2,137,713	Southern California Edison Co 1.85%, 02/01/2022	2,123,964
1,000,000	Southwestern Electric Power Co 5.55%, 01/15/2017	1,022,792
		8,216,023
TOTAL CORPORATE BONDS AND NOTES — 84.80% (Cost $149,772,836)		$ 150,341,730
FOREIGN GOVERNMENT BONDS AND NOTES
2,000,000	Province of Ontario Canada 1.25%, 06/17/2019	2,005,494
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 1.13% (Cost $1,995,357)		$ 2,005,494
MORTGAGE-BACKED SECURITIES
Non-Agency — 3.38%
8,016	CHL Mortgage Pass Through Trust(a) Series 2003-15 Class 1A1 0.95%, 06/25/2018	7,815
1,842,028	Citigroup Commercial Mortgage Trust Series 2015-GC35 Class A1 1.85%, 11/10/2048	1,861,858
2,000,000	Commercial Mortgage Trust Series 2014-CR17 Class A2 3.01%, 05/10/2047	2,074,823
363,913	GS Mortgage Securities Corp Trust Series 2013-GC14 Class A1 1.22%, 08/10/2046	363,858
997,386	Hilton USA Trust(a)(b) Series 2013-HLF Class AFL 1.46%, 11/05/2030	996,099
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 591,872	Towd Point Mortgage Trust(b) Series 2015-2 Class A 2.75%, 11/25/2060	$ 599,845
85,666	Wells Fargo Commercial Mortgage Trust(b) Series 2010-C1 Class A1 3.35%, 11/15/2043	88,633
7,086	WFRBS Commercial Mortgage Trust(b) Series 2011-C4 Class A2 3.45%, 06/15/2044	7,083
		6,000,014
U.S. Government Agency — 1.44%
	Federal Home Loan Mortgage Corp Multifamily Mortgage Trust(a)(b)
	Series 2011-K704 Class B
1,000,000	4.69%, 10/25/2030	1,043,480
	Series 2012-K501 Class B
1,500,000	3.42%, 11/25/2046	1,504,492
		2,547,972
TOTAL MORTGAGE-BACKED SECURITIES — 4.82% (Cost $8,472,848)		$ 8,547,986
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
1,000,000	0.88%, 03/31/2018	1,004,883
1,000,000	1.25%, 01/31/2019	1,014,766
5,000,000	0.88%, 06/15/2019	5,024,805
TOTAL U.S. TREASURY BONDS AND NOTES — 3.97% (Cost $7,038,633)		$ 7,044,454
SHORT TERM INVESTMENTS
Repurchase Agreements — 5.24%
7,991,000	Repurchase agreement (principal amount/value $7,991,000 with a maturity value of $7,991,111) with Daiwa Capital Markets America Inc, 0.50%, dated 6/30/16 to be repurchased at $7,991,111 on 7/1/16 collateralized by a U.S. Treasury security, 3.13%, 1/31/17, with a value of $8,150,843.	7,991,000
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$308,820	Undivided interest of 0.28% in a repurchase agreement (principal amount/value $108,390,515 with a maturity value of $108,392,020) with Daiwa Capital Markets America Inc, 0.50%, dated 6/30/16 to be repurchased at $308,820 on 7/1/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 7/7/16 - 2/1/49, with a value of $110,558,327.(g)
		$ 308,820
308,821	Undivided interest of 0.28% in a repurchase agreement (principal amount/value $110,040,824 with a maturity value of $110,042,169) with Citigroup Global Markets Inc, 0.44%, dated 6/30/16 to be repurchased at $308,821 on 7/1/16 collateralized by U.S. Treasury securities and Government National Mortgage Association securities, 0.50% - 7.50%, 4/30/17 - 3/15/57, with a value of $112,241,646.(g)	308,821
64,999	Undivided interest of 0.31% in a repurchase agreement (principal amount/value $21,138,401 with a maturity value of $21,138,648) with RBC Capital Markets Corp, 0.42%, dated 6/30/16 to be repurchased at $64,999 on 7/1/16 collateralized by U.S. Treasury securities, 0.63% - 2.25%, 5/31/17 - 11/15/25, with a value of $21,561,169.(g)	64,999
308,820	Undivided interest of 0.65% in a repurchase agreement (principal amount/value $47,815,459 with a maturity value of $47,816,043) with Merrill Lynch, Pierce, Fenner & Smith, 0.44%, dated 6/30/16 to be repurchased at $308,820 on 7/1/16 collateralized by Government National Mortgage Association securities, 4.00%, 3/20/46 - 5/20/46, with a value of $48,771,768.(g)	308,820
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Principal Amount	Fair Value
Repurchase Agreements — (continued)
$308,820	Undivided interest of 0.68% in a repurchase agreement (principal amount/value $45,326,673 with a maturity value of $45,327,177) with HSBC Securities (USA) Inc, 0.40%, dated 6/30/16 to be repurchased at $308,820 on 7/1/16 collateralized by various U.S. Government Agency securities, 3.00% - 8.00%, 8/1/22 - 6/1/46, with a value of $46,233,342.(g)
$ 308,820
SHORT TERM INVESTMENTS — 5.24% (Cost $9,291,280)	$ 9,291,280
TOTAL INVESTMENTS — 106.26% (Cost $187,606,106)	$188,400,660
OTHER ASSETS & LIABILITIES, NET — (6.26)%	$ (11,097,539)
TOTAL NET ASSETS — 100.00%	$177,303,121
(a)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2016.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At June 30, 2016, the aggregate cost and fair value of 144A securities was $29,515,951 and $29,727,798, respectively, representing 16.77% of net assets.
(c)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at June 30, 2016. Maturity date disclosed represents final maturity date.
(d)	All or a portion of the security is on loan at June 30, 2016.
(e)	Security in bankruptcy at June 30, 2016.
(f)	Security in default; some interest payments received during the last 12 months. At June 30, 2016, the aggregate cost and fair value of such securities was $0 and $16,875, respectively, representing 0.01% of net assets.
(g)	Collateral received for securities on loan.
LP	Limited Partnership
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2016 (Unaudited)
Great-West Short Duration Bond Fund
ASSETS:
Investments in securities, fair value (including $1,271,779 of securities on loan)(a)	$179,109,380
Repurchase agreements, fair value(b)	9,291,280
Cash	37,412
Subscriptions receivable	107,727
Receivable for investments sold	1,421,273
Interest receivable	1,065,527
Total Assets	191,032,599
LIABILITIES:
Payable to investment adviser	36,100
Payable for administrative services fees	15,150
Payable upon return of securities loaned	1,300,280
Redemptions payable	367,090
Payable for investments purchased	12,010,858
Total Liabilities	13,729,478
NET ASSETS	$177,303,121
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$1,756,304
Paid-in capital in excess of par	174,537,624
Net unrealized appreciation	794,554
Undistributed net investment income	102,994
Accumulated net realized gain	111,645
NET ASSETS	$177,303,121
NET ASSETS BY CLASS
Initial Class	$53,792,491
Class L	$13,191
Institutional Class	$123,497,439
CAPITAL STOCK:
Authorized
Initial Class	75,000,000
Class L	5,000,000
Institutional Class	150,000,000
Issued and Outstanding
Initial Class	5,198,684
Class L	1,381
Institutional Class	12,362,975
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$10.35
Class L	$9.55
Institutional Class	$9.99
(a) Cost of investments	$178,314,826
(b) Cost of repurchase agreements	$9,291,280
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2016 (Unaudited)
Great-West Short Duration Bond Fund
INVESTMENT INCOME:
Interest	$1,764,747
Income from securities lending	1,257
Total Income	1,766,004
EXPENSES:
Management fees	214,616
Administrative services fees – Initial Class	85,667
Administrative services fees – Class L	22
Distribution fees – Class L	16
Total Expenses	300,321
Less amount waived by distributor - Class L	16
Net Expenses	300,305
NET INVESTMENT INCOME	1,465,699
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	202,767
Net change in unrealized appreciation on investments	1,954,562
Net Realized and Unrealized Gain	2,157,329
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,623,028
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2016 and fiscal year ended December 31, 2015
Great-West Short Duration Bond Fund	2016 (Unaudited)	2015
OPERATIONS:
Net investment income	$1,465,699	$2,067,666
Net realized gain	202,767	226,324
Net change in unrealized appreciation (depreciation)	1,954,562	(1,298,574)
Net Increase in Net Assets Resulting from Operations	3,623,028	995,416
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(353,655)	(866,823)
Class L	(93)	(172)
Institutional Class	(1,024,498)	(1,450,876)
From net investment income	(1,378,246)	(2,317,871)
From net realized gains
Initial Class	-	(59,286)
Class L	-	(18)
Institutional Class	-	(161,660)
From net realized gains	0	(220,964)
Total Distributions	(1,378,246)	(2,538,835)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	20,337,149	47,864,329
Institutional Class	16,175,937	164,639,718
Shares issued in reinvestment of distributions
Initial Class	353,655	926,109
Class L	93	190
Institutional Class	1,024,498	1,612,536
Shares redeemed
Initial Class	(15,432,491)	(142,457,699)
Institutional Class	(21,108,280)	(38,750,797)
Net Increase in Net Assets Resulting from Capital Share Transactions	1,350,561	33,834,386
Total Increase in Net Assets	3,595,343	32,290,967
NET ASSETS:
Beginning of Period	173,707,778	141,416,811
End of Period(a)	$177,303,121	$173,707,778
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	1,979,232	4,633,452
Institutional Class	1,630,857	16,484,096
Shares issued in reinvestment of distributions
Initial Class	34,321	90,049
Class L	10	20
Institutional Class	103,095	162,935
Shares redeemed
Initial Class	(1,505,076)	(13,767,839)
Institutional Class	(2,128,473)	(3,889,535)
Net Increase	113,966	3,713,178
(a) Including undistributed net investment income:	$102,994	$15,541
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (a)(b)
Initial Class
06/30/2016	$10.22	0.07 (c)	0.13	0.20	-	(0.07)	-	(0.07)	$10.35	1.98% (d)
12/31/2015	$10.30	0.09 (c)	(0.04)	0.05	-	(0.12)	(0.01)	(0.13)	$10.22	0.54%
12/31/2014	$10.37	0.15 (c)	(0.04)	0.11	(0.00) (e)	(0.16)	(0.02)	(0.18)	$10.30	1.00%
12/31/2013	$10.46	0.20 (c)	(0.05)	0.15	(0.00) (e)	(0.20)	(0.04)	(0.24)	$10.37	1.39%
12/31/2012	$10.29	0.26 (c)	0.24	0.50	-	(0.24)	(0.09)	(0.33)	$10.46	4.87%
12/31/2011	$10.30	0.28	0.01	0.29	(0.02)	(0.28)	(0.00) (e)	(0.30)	$10.29	2.87%
Class L
06/30/2016	$ 9.43	0.07 (c)	0.12	0.19	-	(0.07)	-	(0.07)	$ 9.55	2.00% (d)
12/31/2015	$ 9.53	0.10 (c)	(0.06)	0.04	-	(0.13)	(0.01)	(0.14)	$ 9.43	0.41%
12/31/2014	$ 9.61	0.14 (c)	(0.03)	0.11	(0.00) (e)	(0.17)	(0.02)	(0.19)	$ 9.53	1.07%
12/31/2013	$ 9.71	0.19 (c)	(0.06)	0.13	(0.00) (e)	(0.19)	(0.04)	(0.23)	$ 9.61	1.35%
12/31/2012 (f)	$10.00	0.05 (c)	0.01	0.06	-	(0.26)	(0.09)	(0.35)	$ 9.71	0.55% (d)
Institutional Class
06/30/2016	$ 9.86	0.09 (c)	0.12	0.21	-	(0.08)	-	(0.08)	$ 9.99	2.16% (d)
12/31/2015 (g)	$10.00	0.11 (c)	(0.12)	(0.01)	-	(0.12)	(0.01)	(0.13)	$ 9.86	(0.06%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Initial Class
06/30/2016	$ 53,792	0.60% (i)	0.60% (i)	N/A	1.46% (i)	69% (d)
12/31/2015	$ 47,916	0.60%	0.60%	N/A	0.88%	74%
12/31/2014	$141,404	0.60%	0.60%	N/A	1.45%	55%
12/31/2013	$136,574	0.60%	0.60%	1.91%	1.91%	57%
12/31/2012	$111,638	0.60%	0.60%	2.49%	2.49%	63%
12/31/2011	$ 74,567	0.60%	0.60%	2.70%	2.70%	45%
Class L
06/30/2016	$ 13	0.85% (i)	0.60% (i)	N/A	1.45% (i)	69% (d)
12/31/2015	$ 13	0.85%	0.60%	N/A	1.07%	74%
12/31/2014	$ 13	0.84%	0.60%	N/A	1.46%	55%
12/31/2013	$ 13	0.86%	0.60%	1.67%	1.92%	57%
12/31/2012 (f)	$ 13	0.85% (i)	0.60% (i)	2.14% (i)	2.40% (i)	63%
Institutional Class
06/30/2016	$123,497	0.25% (i)	0.25% (i)	N/A	1.81% (i)	69% (d)
12/31/2015 (g)	$125,779	0.25% (i)	0.25% (i)	N/A	1.62% (i)	74%
(a)	Total return shown net of expenses waived. Without the expense waiver, the return shown would have been lower.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	Class L inception date was July 29, 2011.
(g)	Institutional Class inception date was May 1, 2015.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West Short Duration Bond Fund (the Fund) are included herein. The investment objective of the Fund is to seek maximum total return that is consistent with preservation of capital and liquidity. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Initial Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair

Semi-Annual Report - June 30, 2016

value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes, Foreign Government Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2016, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Semi-Annual Report - June 30, 2016

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid quarterly. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and market discount adjustments.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2016 were as follows:
Federal tax cost of investments	$187,606,601
Gross unrealized appreciation on investments	1,264,322
Gross unrealized depreciation on investments	(470,263)
Net unrealized appreciation on investments	$794,059
Application of Recent Accounting Pronouncements
In May 2015, the Financial Accounting Standards Board issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (ASU No. 2015-07). ASU No. 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset per share practical expedient. The amendments are effective for interim and annual periods beginning after December 15, 2015. The adoption of ASU No. 2015-07 did not have an impact on the Fund's financial position or the results of its operations.
2.  OFFSETTING ASSETS AND LIABILITIES
The Fund enters into repurchase agreements with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes the Fund's financial investments that are subject to an enforceable master netting arrangement at June 30, 2016.
		Gross Amounts Not Offset on the Statement of Assets and Liabilities
Investments (Assets):	Gross Amount of Assets Presented in the Statement of Assets and Liabilities (a)	Financial Investments Available for Offset	Financial Investments Collateral Received(b)	Cash Collateral Received/ (Pledged)(b)	Net Amount
Repurchase agreements	$7,991,000	$—	$(7,991,000)	$—	$—
(a) Repurchase agreements are reported gross on the Statement of Assets and Liabilities.
(b) Reported collateral within this table is limited to the net outstanding amount due from an individual counterparty. The collateral received/(pledged) by the Fund may exceed these reported amounts.

Semi-Annual Report - June 30, 2016

3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.25% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses.
Great-West Funds has entered into an administrative services agreement with GWL&A. Pursuant to the administrative services agreement, GWL&A provides recordkeeping and administrative services to shareholders and account owners and receives from the Initial Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Fund. The amount waived, if any, is reflected in the Statement of Operations.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-four funds for which they serve as directors was $194,106 for the period ended June 30, 2016.
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2016, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $113,219,552 and $119,692,579, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $7,039,750 and $12,583, respectively.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2016, the Fund had securities on loan valued at $1,271,779 and received collateral as reported on the Statement of Assets and Liabilities of $1,300,280 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 30, 2016, 100% of the collateral pledged by the Fund under the securities lending agreement was classified as corporate bonds and notes. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semi-Annual Report - June 30, 2016

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 15, 2016 (the “Meeting”), approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West Short Duration Bond Fund (the “Fund”) in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund.
On March 16, 2016, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM in connection with the proposed continuation of the Advisory Agreement and with representatives of Access Data Corp., a subsidiary of Broadridge Financial Solutions, Inc. (collectively, “Broadridge”), an independent provider of investment company data,1 and GWCM to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.
In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM. Among other things, the Board considered GWCM’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered GWCM’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as GWCM’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of GWCM each year to discuss portfolio management strategies and performance. Additionally, the quality of GWCM’s communications with the Board, as well as GWCM’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM.
Investment Performance
The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Institutional Class (Initial Class, through April 30, 2015) as compared against its benchmark index and the performance of a peer group of funds selected by Broadridge. This information included annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2015. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board noted that for the one-, three-, five- and ten-year periods ended December 31, 2015, the Fund was in the first quartile of its peer group (the first quartile being the best performers and the fourth quartile being the worst performers), and that, although it underperformed its benchmark index for the one- and three-year periods ended, December 31, 2015, it outperformed its benchmark index for the five- and ten-year periods ended December 31, 2015. Accordingly, the Board determined that it was satisfied with the investment performance of the Fund.
Costs and Profitability
The Board considered the costs of services provided and profits estimated to have been realized by GWCM from its relationship with the Fund. With respect to the costs of services, the Board considered the unified investment management fee structure of the Fund and the level of the investment management fee payable by the Fund. In evaluating the management fee and total expense ratio of the Fund’s Institutional Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Broadridge, and of the entire Lipper peer universe. Specifically, the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) and the Fund’s management fee less certain non-management expenses such as audit and legal expenses (the “Management Fee Less Non-Management Expenses”) in comparison to the contractual management fees of the peer group of funds, and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios. In addition, the Board considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.
Based on the information provided, the Board noted that, the Fund’s Contractual Management Fee and Management Fee Less Non-Management Expenses were lower than the average and median management fee of its peer group of funds. The Board further noted that the Fund’s total annual operating expense ratio was in the first quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and lower than the average and median of its peer group and peer universe.
The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that the funds within the Company have higher advisory fees than the separate accounts and other products managed by GWCM because of the increased regulatory and compliance requirements of the funds and the differences in the range of services provided to the funds and to such other clients.
The Board further considered the overall financial soundness of GWCM and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is was not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by the Fund, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM from its relationship with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by affiliates of GWCM. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management fees were reasonable, taking into account any ancillary benefits derived by GWCM.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement continue to be reasonable and that the continuation of the Advisory Agreement is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ David L. Musto

David L. Musto
President & Chief Executive Officer
Date:August 25, 2016
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ David L. Musto

David L. Musto
President & Chief Executive Officer
Date:August 25, 2016
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 25, 2016